Other assets and liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 113,198	R$ 96,630
Other financial assets at amortised cost	111,823	96,473
Other financial assets at fair value through profit or loss	1,375	157
Other non-financial assets	17,529	16,494
Other financial assets, Current	111,538	93,604
Other financial assets, Non-current	19,189	19,520
Receivables From Credit Card Issuers [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	65,852	53,968
Deposits In Guarantee For Contingent Liabilities Provisions And Legal Obligations [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	13,001	12,264
Trading and intermediation of securities [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	17,969	17,218
Income receivable [member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	3,619	3,839
Credit of operations without credit granting characteristics net amount [member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	7,900	4,720
Insurance And Reinsurance Operations [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	1,933	1,565
Net amount receivable from reimbursement of provisions [member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	899	888
Deposits In Guarantee Of Fund Raising Abroad [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	648	660
Foreign Exchange Portfolio [Member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost		1,213
Other assets [member]
IfrsStatementLineItems [Line Items]
Other financial assets at amortised cost	2	138
Other financial assets at fair value through profit or loss	1,375	157
Other non-financial assets	2,243	2,223
Sundry Foreign [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	965	621
Prepaid expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	6,358	5,243
Sundry Domestic [Member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	3,689	2,868
Plan assets postemployment benefits [member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	411	493
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Other non-financial assets	R$ 3,863	R$ 5,046